UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-02979
Morgan Stanley Tax-Exempt Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices) (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: December 31, 2008
Date of reporting period: September 30, 2008

TABLE OF CONTENTS

Item 1. Schedule of Investments.
Item 2. Controls and Procedures.
Item 3. Exhibits.
SIGNATURES
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments September 30, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE

	Tax-Exempt Municipal Bonds (97.5%)
	Alabama (0.4%)
$3,710	Jefferson County School Ser 2004-A	5.25%		01/01/23		$3,240,017

	Alaska (0.8%)
9,000	Northern Tobacco Securitization Corporation, Asset-Backed Ser 2006 A	5.00		06/01/32		6,439,230

	Arizona (1.4%)
2,375	Arizona State, Ser 2008 A (COPs) (FSA Insd)	5.00		09/01/24		2,237,986
2,420	Arizona State, Ser 2008 A (COPs) (FSA Insd)	5.00		09/01/26		2,254,375
3,250	Glendale Industrial Development Authority, John C Lincoln Health Ser 2005 B	5.25		12/01/23		2,916,485
2,250	Glendale Industrial Development Authority, John C Lincoln Health Ser 2005 B	5.25		12/01/25		1,978,313
2,000	Phoenix Civic Improvement Corporation, Jr Lien Wastewater Ser 2004 (MBIA Insd)	5.00		07/01/27		1,908,500

						11,295,659

	Arkansas (0.1%)
1,000	University of Arkansas, UAMS Campus Ser 2004 B (MBIA Insd)	5.00		11/01/34		928,510

	California (13.3%)
4,535	Alameda County Joint Powers Authority, 2008 Ser A (FSA Insd)	5.00		12/01/25		4,357,818
375	Alvord Unified School District, 2007 Election, Ser A (FSA Insd)	5.00		08/01/25		364,579
3,025	Alvord Unified School District, 2007 Election, Ser A (FSA Insd)	5.00		08/01/26		2,931,074
3,000	California County Tobacco Securitization Agency, Los Angeles County Securitization Corp Ser 2006	0.00	(a)	06/01/28		1,917,270
1,340	California Housing Finance Agency, Home 1983 Ser B	0.00		08/01/15		680,536
4,000	California Housing Finance Agency, Home 2006 K (AMT)	4.70		08/01/31		3,145,040
4,000	California Housing Finance Agency, Home 2006 K (AMT)	4.75		08/01/36		3,074,880
5,000	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (AMBAC Insd)	5.00		01/01/28	(c)	4,947,800
5,000	California Statewide Communities Development Authority, Adventist Health/West 2005 Ser A	5.00		03/01/30		4,384,950
2,500	California Statewide Communities Development Authority, Huntington Memorial Hospital Ser 2005	5.00		07/01/35		2,139,275
7,000	California Statewide Communities Development Authority, John Muir Health Ser 2006 A	5.00		08/15/32		6,149,430
5,000	California, Various Purpose Dtd 04/01/02	6.00		04/01/19		5,375,050
20,000	California, Various Purpose Dtd 06/01/07	5.00		06/01/37		18,295,400
10,000	Foothill/Eastern Transportation Corridor Agency Ser 1999	0.00	(a)	01/15/27		8,633,600
12,000	Golden State Tobacco Securitization Corporation, Asset Backed Ser Refg 2007 A	5.125		06/01/47		8,086,441
8,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A	5.00		06/01/45		6,275,200
50,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A (AMBAC Insd)	0.00		06/01/47		2,029,500
780	Indio Redevelopment Agency, Tax Allocation Ser 2008 A	5.125		08/15/25		720,603
1,960	Indio Redevelopment Agency, Tax Allocation Ser 2008 A	5.25		08/15/26		1,814,176
3,560	Loma Linda University Medical Center Ser 2005 A	5.00		12/01/22		3,191,718
2,000	Riverside County Public Financing Authority, Air Force Village West Inc (COPs)	5.75		05/15/19		1,949,500
3,900	Riverside County Public Financing Authority, Air Force Village West Inc (COPs)	5.80		05/15/29		3,515,148
5,000	San Francisco Bay Area Rapid Transit District, Sales Tax Ser 1998 (AMBAC Insd)	4.75		07/01/23		4,809,700
9,000	Southern California Public Power Authority, Mead-Adelanto 1994 Ser A (AMBAC Insd)	6.574	(d)	07/01/15		10,257,210

						109,045,898

	Colorado (4.6%)
870	Colorado Health Facilities Authority, Catholic Health-C5 (FSA Insd)	4.75		09/01/25		785,366
1,320	Colorado Health Facilities Authority, Catholic Health-Ser C-7 (FSA Insd)	4.75		09/01/25		1,191,591
75	Colorado Housing and Finance Authority, 1997 Ser C-2 (AMT)	6.875		11/01/28		75,809
200	Colorado Housing and Finance Authority, 1998 Ser A-2 (AMT)	6.60		05/01/28		204,824
15,000	Colorado Springs Utilities Refg Ser 2002 (AMBAC Insd)	5.375		11/15/20		15,234,300
20,000	E-470 Public Highway Authority Ser 1997 B (MBIA Insd)	0.00		09/01/14		15,071,600
5,000	E-470 Public Highway Authority Ser 1997 B (MBIA Insd)	0.00		09/01/16		3,296,500
1,650	Metropolitan Football Stadium District, Sales Tax Ser 1999 A (MBIA Insd)	0.00		01/01/11		1,526,613
750	Public Authority for Colorado Energy Natural Gas, Ser 2008	6.25		11/15/28		642,960

						38,029,563

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Connecticut (1.3%)
1,100	Connecticut Health and Educational Facilities Authority, Quinnipiac University Ser 2007 K-2 (MBIA Insd)	5.00		07/01/23	1,055,549
2,300	Connecticut Health and Educational Facilities Authority, Yale University Ser 1997 T-1	4.70		07/01/29	2,135,021
9,000	Mashantucket (Western) Pequot Tribe, Special 1997 Ser B (e)	5.75		09/01/27	7,452,450

					10,643,020

	District of Columbia (2.8%)
12,000	District of Columbia Ballpark Ser 2006 B-1 (FGIC Insd)	5.00		02/01/31	10,413,600
4,040	District of Columbia Water and Sewer Authority, Refg Subordinated Lien Ser 2008 A (AGC Insd)	5.00		10/01/28	3,815,497
10,000	Metropolitan Washington Airport Authority, District of Columbia & Virginia, Ser 2001 A (AMT) (MBIA Insd) (f)	5.50		10/01/27	8,858,000

					23,087,097

	Florida (5.1%)
4,000	Highlands County Health Facilities Authority, Florida, Adventist Health/Sunbelt Ser 2006 C	5.25		11/15/36	3,458,880
3,375	Hillsborough County, Industrial Development Authority	5.00		08/15/24	3,375,000
8,500	Jacksonville Transportation Ser 2001 (MBIA Insd)	5.00		10/01/26	8,064,715
2,500	Miami-Dade County Ser 2005 (MBIA Insd)	0.00	(a)	10/01/35	1,953,850
1,840	Mid-Bay Bridge Authority, Refg Ser 2008 A (AGC Insd)	5.00		10/01/27	1,707,814
2,500	Mid-Bay Bridge Authority, Ser 1991 A (ETM)	6.875		10/01/22	2,985,925
6,195	Mid-Bay Bridge Authority, Sr Lien Crossover Refg Ser 1993 A (AMBAC Insd)	5.85		10/01/13	5,434,763
14,000	South Miami Health Facilities Authority, Baptist Health South Florida Ser 2007 (g)	5.00		08/15/42	14,868,648

					41,849,595

	Georgia (3.9%)
4,000	Atlanta Airport Passenger Facilities Charge Airport Ser 2004 J (FSA Insd)	5.00		01/01/34	3,677,320
5,000	Atlanta Airport Ser 2000 A (FGIC Insd)	5.875		01/01/17	5,119,900
5,000	Atlanta Airport Ser 2004 C (FSA Insd)	5.00		01/01/33	4,666,950
3,000	Augusta Water & Sewer Ser 2004 A (FSA Insd)	5.25		10/01/39	3,002,130
5,000	Fulton County Water & Sewerage Ser 1998 (FGIC Insd)	4.75		01/01/28	4,464,800
9,420	Georgia Municipal Electric Power Authority, Fifth Ser (Secondary MBIA Insd)	6.50		01/01/17	10,460,533

					31,391,633

	Hawaii (0.5%)
3,460	Hawaii Airport 2000 Ser B (AMT) (FGIC Insd)	6.625		07/01/17	3,519,408
985	Hawaii Housing Finance & Development Corporation, Purchase 1997 Ser A (AMT)	5.75		07/01/30	994,722

					4,514,130

	Idaho (1.0%)
4,230	Idaho Housing & Financing Association, Federal Highway Trust, Ser 2008 A (AGC Insd)	5.25		07/15/23	4,291,123
3,485	Idaho Housing & Financing Association, Federal Highway Trust, Ser 2008 A (AGC Insd)	5.25		07/15/24	3,516,609

					7,807,732

	Illinois (6.3%)
5,000	Chicago O’ Hare International Airport Ser 2005 A (MBIA Insd)	5.25		01/01/24	4,787,050
4,280	Chicago Park District Ser 2004 A (AMBAC Insd)	5.00		01/01/26	4,089,026
2,000	Chicago Refg 2001 A (MBIA Insd)	0.00	(a)	01/01/17	1,875,560
3,000	Chicago Refg Ser 1995 A-2 (AMBAC Insd)	6.25		01/01/14	3,339,240
4,840	Chicago Transit Authority, Federal Transit Administration Section 5309 Ser 2008 (AGC Insd)	5.25		06/01/25	4,729,309
2,600	De Kalb County Community Unit School District # 428, Ser 2008 (FSA Insd)	5.00		01/01/26	2,483,988
990	De Kalb County Community Unit School District # 428, Ser 2008 (FSA Insd)	5.00		01/01/27	941,005
3,495	Illinois Civic Center Dedicated Tax Ser 1991 (AMBAC Insd)	6.25		12/15/20	3,855,265
3,295	Kendall, Kane and Will Counties Community Unit School District # 308 Ser 2008 (FSA Insd)	0.00		02/01/20	1,820,257
11,500	Kendall, Kane and Will Counties Community Unit School District # 308 Ser 2008 (FSA Insd)	0.00		02/01/23	5,136,360
20,000	Metropolitan Pier & Exposition Authority Refg Ser 2002 B (MBIA Insd)	0.00	(a)	06/15/22	12,282,400
6,000	Regional Transportation Authority, Refg Ser 1999 (FSA Insd)	5.75		06/01/21	6,390,240

					51,729,700

	Indiana (1.0%)
8,000	Indiana Bond Bank, Revolving Fund Ser 2001 A	5.375		02/01/19	8,282,240

	Iowa (1.2%)
5,000	Tobacco Settlement Authority Ser 2005 C	5.375		06/01/38	3,546,600
7,000	Tobacco Settlement Authority Ser 2005 C	5.50		06/01/42	4,907,280
1,275	Washington County Hospital Ser 2006	5.50		07/01/32	1,087,524

					9,541,404

	Kansas (0.9%)
2,000	University of Kansas Hospital Authority, KU Health Ser 2002	4.50		09/01/32	1,517,760
3,000	Wyandotte County/Kansas City, Area B Refg Ser 2005	5.00		12/01/20	2,765,220
3,050	Wyandotte County/Kansas City, Utility Ser 2004 B (FSA Insd)	5.00		09/01/27	2,913,330

					7,196,310

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

	Kentucky (0.5%)
5,000	Louisville & Jefferson County Metropolitan Sewer District Ser 1998 A (FGIC Insd)	4.75	05/15/28		4,448,350

	Louisiana (0.4%)
3,000	Louisiana Offshore Terminal Authority, LOOP LLC Ser 2007 B-2	4.30	10/01/37		3,067,080

	Maryland (1.1%)
2,500	Baltimore County, Oak Crest Village Ser 2007 A	5.00	01/01/37		2,064,800
2,000	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00	01/01/17		1,801,020
6,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health Refg Ser 2004	5.50	08/15/33		5,421,300

					9,287,120

	Massachusetts (0.9%)
6,000	Boston Water & Sewer Commission, 1998 Ser D (FGIC Insd)	4.75	11/01/22		5,808,120
1,185	Massachusetts Health & Educational Facilities Authority, Malden Hospital — FHA Ins Mtge Ser A	5.00	08/01/16	(c)	1,211,390

					7,019,510

	Michigan (2.0%)
4,000	Michigan Hospital Finance Authority, Henry Ford Health Refg Ser 2006 A	5.25	11/15/32		3,429,440
5,000	Michigan Hospital Finance Authority, Henry Ford Health Refg Ser 2006 A	5.25	11/15/46		4,108,250
10,000	Michigan Strategic Fund, Detroit Edison Co Ser 1999 B (AMT)	5.65	09/01/29		8,602,400

					16,140,090

	Missouri (1.8%)
10,000	Missouri Health & Educational Facilities Authority, Barnes-Jewish/Christian Health Ser 1993 A	5.25	05/15/14		10,448,900
40	Missouri Housing Development Commission, Homeownership 1996 Ser C (AMT)	7.45	09/01/27		40,507
405	Missouri Housing Development Commission, Homeownership 1997 Ser C-1	6.55	09/01/28		374,763
160	Missouri Housing Developmetn Commission, Homeownership Ser 2000 B-1 (AMT)	7.45	09/01/31		152,720
4,000	Missouri Joint Municipal Electrical Utility Commission, Plum Point Ser 2006 (MBIA Insd)	5.00	01/01/25		3,572,720

					14,589,610

	Nevada (1.2%)
5,000	Clark County Airport Sub Lien Ser 2004 (AMT) (FGIC Insd)	5.50	07/01/23		4,434,050
3,000	Clark County Transportation Ser 1992 A (AMBAC Insd)	6.50	06/01/17		3,439,320
2,850	Nevada Department of Business & Industry, Las Vegas Monorail 1st Tier Ser 2000 (AMBAC Insd)	5.375	01/01/40		1,736,676

					9,610,046

	New Hampshire (0.0%)
355	New Hampshire Housing Finance Authority, Mortgage Acquisition 2000 Ser B (AMT)	6.70	07/01/29		359,665

	New Jersey (4.8%)
2,000	New Jersey Economic Development Authority, Cigarette Tax Ser 2004	5.50	06/15/31		1,676,920
2,500	New Jersey Economic Development Authority, Cigarette Tax Ser 2004	5.75	06/15/34		2,130,200
4,000	New Jersey Economic Development Authority, Continental Airlines Inc. Ser 1999 (AMT)	6.25	09/15/19		3,306,520
9,000	New Jersey Health Care Facilities Financing Authority, Robert Wood Johnson University Hospital Ser 2000	5.75	07/01/25		8,800,470
10,000	New Jersey Turnpike Authority Ser 2003 A (FGIC Insd)	5.00	01/01/27		9,264,800
9,000	Passaic Valley Sewerage Commissioners Ser F (FGIC Insd)	5.00	12/01/19		8,770,230
7,000	Tobacco Settlement Financing Corporation Ser 2007-1 A	4.625	06/01/26		5,346,180
5,000	Tobacco Settlement Financing Corporation Ser 2007-1 B	0.00	06/01/41		334,750

					39,630,070

	New Mexico (0.2%)
2,000	Albuquerque Gross Receipts Lodgers’ Tax, Refg Ser 2004 A (FSA Insd)	5.00	07/01/37		1,856,220

	New York (13.5%)
5,000	Long Island Power Authority Ser 2000 A (FSA Insd)	0.00	06/01/17		3,366,000
1,460	Metropolitan Transportation Authority, State Service Contract Refg Ser 2002 A (MBIA Insd)	5.50	01/01/20		1,499,595
5,000	Metropolitan Transportation Authority, State Service Contract Ser 2002 B (MBIA Insd)	5.50	07/01/24		5,041,650
10,000	Metropolitan Transportation Authority, Refg Ser 2002 A (AMBAC Insd)	5.50	11/15/18		10,303,000
9,355	Nassau County Tobacco Settlement Corp Ser 2006	5.00	06/01/35		7,232,725
3,097	New York City Housing Development Corporation, Ruppert-FHA Ins Sec 223 F	6.50	11/15/18		3,255,182
6,000	New York City Industrial Development Agency, 7 World Trade Center LLC Ser 2005 A	6.25	03/01/15		5,040,650
5,000	New York City Industrial Development Agency, 7 World Trade Center LLC Ser 2005 A	6.50	03/01/35		5,999,640

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

12,000	New York City Industrial Development Agency, American Airlines Inc Ser 2005 (AMT)	7.625	08/01/25		10,178,760
5,000	New York City Industrial Development Agency, Yankee Stadium Ser 2006 (MBIA Insd)	4.75	03/01/46		4,103,150
5,000	New York City Municipal Water Finance Authority, 2005 Ser B (AMBAC Insd)	5.00	06/15/28		4,788,050
2,225	New York City Subser 2008 L-1	5.00	04/01/27		2,084,580
7,000	New York City Transitional Finance Authority, 2003 Ser D (MBIA Insd)	5.25	02/01/21		7,069,160
10,000	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center 2003 Ser I	5.00	07/01/34		9,300,600
2,000	New York State Dormitory Authority, State University 1990 Ser	7.50	05/15/13		2,326,520
5,000	New York State Dormitory Authority, State University 1993 Ser A	5.25	05/15/15		5,278,150
9,660	New York State Dormitory Authority, Suffolk County Judicial Ser 1986 (ETM)	7.375	07/01/16		10,972,310
10,000	Sales Tax Asset Receivable Corporation, 2005 Ser A (AMBAC Insd)	5.00	10/15/29		9,597,500
3,000	Westchester Tobacco Asset Securitization Corporation, Ser 2005	5.125	06/01/38		2,341,980

					109,779,202

	North Carolina (1.4%)
5,000	North Carolina Municipal Power Agency # 1, Catawba Ser 1998 A (MBIA Insd)	5.50	01/01/15		5,303,050
4,000	North Carolina Municipal Power Agency # 1, Catawba Ser 2003 A (MBIA Insd)	5.25	01/01/19		4,025,400
2,000	University of North Carolina at Wilmington, Student Housing Ser 2005 (COPs) (FGIC Insd)	5.00	06/01/31		1,827,660

					11,156,110

	Ohio (1.2%)
3,895	Cleveland Public Power System, Ser 2008 B-1 (MBIA Insd)	0.00	11/15/25		1,429,426
3,000	Erie County Firelands Regional Medical Center Ser 2002	5.625	08/15/32		2,796,870
1,110	Hamilton County, Sales Tax 2000 (AMBAC Insd)	5.25	12/01/32		1,061,626
5,000	Lorain County Catholic Health Ser 9 2001 A	5.25	10/01/33		4,470,100

					9,758,022

	Oregon (0.1%)
1,280	Jackson County, Medford School District # 549C Ser 2008	4.25	06/15/23		1,143,334

	Pennsylvania (1.7%)
1,700	Chester County Industrial Development Authority, RHA/PA Nursing Home Inc Ser 1989	8.50	05/01/32		1,728,798
2,000	Montgomery County White Marsh Ser 2005	6.125	02/01/28		1,685,580
10,000	Pennsylvania First Ser 2003 (MBIA Insd) (g)	5.00	01/01/13	(c)	10,646,400

					14,060,778

	Puerto Rico (2.4%)
15,000	Puerto Rico Electric Power Authority Ser O	0.00	07/01/17		9,612,600
10,000	Puerto Rico Highway & Transportation Authority Refg Ser X	5.50	07/01/15		10,262,600

					19,875,200

	South Carolina (1.3%)
5,000	Charleston Educational Excellence Financing Corporation, Charleston County School District Ser 2005	5.25	12/01/30		4,688,550
210	Lexington Country Health Services District Inc, Refg Ser 2007	5.00	11/01/16		206,661
1,025	Richland County Environment Improvement Refg Ser 2007 A	4.60	09/01/12		976,518
5,000	South Carolina Public Service Authority Refg Ser 2002 D (FSA Insd)	5.00	01/01/21		5,007,200

					10,878,929

	Tennessee (1.6%)
16,000	Tennessee Energy Acquisition Corporation Ser 2006 A (g)	5.25	09/01/19		13,284,320

	Texas (9.7%)
10,000	Dallas/Fort Worth International Airport Ser 2003 A (AMT) (FSA Insd)	5.25	11/01/24		8,763,601
2,840	Friendswood Independent School District, Schoolhouse Ser 2008	5.00	02/15/26		2,712,796
3,860	Harris Country Health Facilities Development Corporation, Thermal Utility, Teco Ser 2008 (AGC Insd)	5.00	11/15/26		3,644,342
3,180	Harris Country Health Facilities Development Corporation, Thermal Utility, Teco Ser 2008 (AGC Insd)	5.00	11/15/27		2,985,956
5,000	Houston Airport Sub Lien Ser 2000 A (AMT) (FSA Insd)	5.875	07/01/17		4,992,700
20,000	Houston Combined Utility System, First Lien Refg Ser 2004 A (FSA Insd)	5.25	05/15/22		20,095,400
5,000	Houston Combined Utility System, First Lien Refg Ser 2004 A (MBIA Insd)	5.25	05/15/25		4,901,950
8,750	Houston Hotel Occupancy Tax, Ser 2001 B (FSA -CR AMBAC Insd)	0.00	09/01/26		3,001,950
3,600	Houston Hotel Occupancy Tax, Ser 2001 B (FSA -CR AMBAC Insd)	0.00	09/01/27		1,157,112
6,875	Houston Independent School District, Schoolhouse Ser 2008	5.00	02/15/26		6,567,069
5,000	Lubbock Health Facilities Development Corporation, Carillon Senior Life Care Ser 2005 A	6.625	07/01/36		4,466,550
22,800	North Texas Tollway Authority, Refg First Tier Ser 2008 D (AGC Insd)	0.00	01/01/28		6,703,884
2,165	North Texas Tollway Authority, Refg First Tier Ser 2008 D (AGC Insd)	0.00	01/01/29		592,690
1,000	San Antonio Water System Refg Ser 2002 (FSA Insd)	5.50	05/15/19		1,040,100
5,000	San Antonio Water System Refg Ser 2002 (FSA Insd)	5.00	05/15/28		4,730,550
1,490	Texas Municipal Gas Acquisition and Supply Corporation, Senior Lien Ser 2008 D (WI)	6.25	12/15/26		1,295,808
1,790	Victoria Independent School District, School Building Ser 2008	5.00	02/15/23		1,752,195

					79,404,653

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Utah (0.6%)
5,000	Salt Lake City IHC Hospital Inc Ser 1983 (ETM)	5.00	06/01/15	5,271,950

	Vermont (0.2%)
2,550	Vermont Economic Development Authority, Wake Robin Corp Ser 2006 A	5.375	05/01/36	1,943,610

	Virginia (0.1%)
1,000	Tobacco Settlement Financing Corporation, Asset-Backed Ser 2005	5.50	06/01/12 (c)	1,049,190

	Washington (5.6%)
5,000	Grant County Public Utility District #2, Electric Refg Ser 2001 H (FSA Insd)	5.375	01/01/18	5,103,350
5,000	Grant County Public Utility District #2, Wanapum Hydro Refg Ser A 2005	5.00	01/01/38	4,563,650
6,420	Port of Seattle Passenger Facility Ser 1998 A (MBIA Insd)	5.00	12/01/23	6,066,900
2,450	Seattle Drainage and Wastewater, Ser 2008	5.00	06/01/25	2,356,018
7,330	Seattle Municipal Light & Power, Impr & Refg Ser 2001 (FSA Insd)	5.50	03/01/18	7,567,199
10,000	Seattle Water Refg 2003 (MBIA Insd)	5.00	09/01/20	10,055,900
10,000	Seattle Water Refg 2003 (MBIA Insd)	5.00	09/01/23	9,875,400

				45,588,417

	West Virginia (0.4%)
2,000	University of West Virginia Ser C 2004 (FGIC Insd)	5.00	10/01/27	1,858,520
2,000	University of West Virginia Ser C 2004 (FGIC Insd)	5.00	10/01/28	1,849,900

				3,708,420

	Wisconsin (0.3%)
2,500	Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Ser 2006 A	5.375	02/15/34	2,125,100

	Total Tax-Exempt Municipal Bonds (Cost $853,064,946)			800,056,734

NUMBER OF SHARES (000)	Short-Term Investment (h) (2.7%)
	Investment Company
21,831	Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Investment Class (Cost $21,831,451)			21,831,451

	Total Investments (Cost $874,896,397)			821,888,185

PRINCIPAL AMOUNT IN THOUSANDS	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held (-2.1%)
$(17,600)	Notes with interest rates ranging from 6.27% to 8.46% at September 30, 2008 and contractual maturities of collateral ranging from 01/01/13 to 08/15/42 (i) (Cost $(17,600,000))			(17,600,000)

	Total Net Investments (Cost $857,296,397) (j) (k)		98.1%	804,288,185

	Other Assests in Excess of Liabilities		1.9	15,475,977

	Net Assets		100.0%	819,764,162

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

ETM	Escrowed to Maturity.

(a)	Security is a “step-up” bond where the coupon increases on a predetermined future date.

(b)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $3,709,997.

(c)	Prerefunded to call date shown.

(d)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $10,257,210 which represents 1.3% of net assets.

(e)	Resale is restricted to qualified institutional investors.

(f)	Joint exemption.

(g)	Underlying security related to inverse floaters entered into by the Fund.

(h)	The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class .

(i)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at September 30, 2008.

(j)	Securities have been designated as collateral in the amount equal to $338,679,342 in connection with open futures contracts.

(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

AGC	Assured Guaranty Corporation.

AMBAC	AMBAC Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

FHA	Federal Housing Administration.

FSA	Financial Security Assurance Inc.

MBIA	Municipal Bond Investors Assurance Corporation.

MS Tax Exempt Securities Trust
Notes to the Portfolio of Investments
FAS 157
9/30/2008
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$804,288,185	$21,831,451	$782,456,734	—
Other Financial Instruments*	(598,013)	(598,013)	—	—

Total	$803,690,172	$21,233,438	$782,456,734	—

*	Other financial instruments include futures, forwards and swap contracts.
Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Futures Contracts Open at September 30, 2008:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

2,109	Long	Swap Future 5 Year December 2008	$228,826,500	$(769,861)
896	Long	U.S. Treasury Note Future 10 Year December 2008	102,704,000	(830,262)
187	Long	U.S. Treasury Future Year December 2008	39,912,813	28,325
591	Short	U.S. Treasury Bond Future 20 Year December 2008	(69,248,581)	361,912
986	Short	U.S. Treasury Note Future 5 Year December 2008	(110,663,099)	(306,855)
1,696	Short	Swap Future 10 Year December 2008	(189,687,000)	918,728

		Net Unrealized Depreciation		$(598,013)

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Tax-Exempt Securities Trust

/s/ Randy Takian Randy Takian
Principal Executive Officer
November 18, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 18, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 18, 2008

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